Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency exchange (gain) loss	$ (5,264)	$ 1,228	$ 13,910
Restricted cash included in prepaid and other current assets	1,640	1,287
Allowance for credit loss	0	0
Interest costs capitalized	1,788	1,941	3,542
Research and development cost	$ 7,137	$ 7,357	$ 8,938
Maximum
Remaining lease term	23 years
Maximum | Building and Building Improvements
Fixed asset useful life	33 years
Maximum | Machinery and Equipment
Fixed asset useful life	10 years
Minimum | Building and Building Improvements
Fixed asset useful life	15 years
Minimum | Machinery and Equipment
Fixed asset useful life	3 years